SEGMENT INFORMATION (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 18, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment				3
Number of reportable segments | segment				4
Revenue from private funds and advisory services				$ 160,088	$ 50,693	[1]
Revenue from single-family rental properties				645,585	445,915	[1]
Direct operating expenses				(209,089)	(149,940)	[1]
Net operating income from single-family rental properties				436,496	295,975	[1]
Income from equity-accounted investments in multi-family rental properties				1,550	2,255	[1]
Income from equity-accounted investments in Canadian residential developments				11,198	8,200	[1]
Other income				10,886	4,786	[1]
Income from investments in U.S. residential developments				16,897	31,726	[1]
Compensation expense				(99,256)	(89,951)	[1]
Performance fees expense				(35,854)	(42,272)	[1]
General and administration expense				(58,991)	(41,420)	[1]
Loss on debt modification and extinguishment				(6,816)	(3,497)	[1]
Transaction costs				(18,537)	(13,260)	[1]
Interest expense				(213,932)	(147,680)	[1]
Fair value gain on rental properties		$ 56,414	$ 261,676	858,987	990,575	[1]
Fair value (loss) gain on Canadian development properties				(440)	10,098	[1]
Fair value gain on derivative financial instruments and other liabilities				184,809	(220,177)	[1]
Amortization and depreciation expense				(15,608)	(12,129)	[1]
Realized and unrealized foreign exchange gain				498	(2,934)	[1]
Net change in fair value of limited partners’ interests in single-family rental business				(297,381)	(185,921)	[1]
Income tax expense				(155,220)	(175,710)
Net income from continuing operations				779,374	459,357	[1]
Segment net income from discontinued operations				35,106	(9,830)	[1]
Net income				814,480	449,527	[1]
Reclassify resident recoveries
Disclosure of operating segments [line items]
Revenue from single-family rental properties					4,172
Direct operating expenses					(4,172)
Property management fees
Disclosure of operating segments [line items]
Revenue from private funds and advisory services				10,501	4,647
Development fees
Disclosure of operating segments [line items]
Revenue from private funds and advisory services				26,826	24,418
Asset management fees
Disclosure of operating segments [line items]
Revenue from private funds and advisory services				12,431	12,719
Adjustments to External Revenues | Property management fees
Disclosure of operating segments [line items]
Revenue from private funds and advisory services				(114,490)	(72,077)
Adjustments to External Revenues | Development fees
Disclosure of operating segments [line items]
Revenue from private funds and advisory services				(1,500)	(1,557)
Adjustments to External Revenues | Asset management fees
Disclosure of operating segments [line items]
Revenue from private funds and advisory services				(10,035)	(4,941)
Operating segments | Single-Family Rental
Disclosure of operating segments [line items]
Revenue from private funds and advisory services				0	0
Revenue from single-family rental properties				645,585	445,915
Direct operating expenses				(209,089)	(149,940)
Net operating income from single-family rental properties				436,496	295,975
Income from equity-accounted investments in multi-family rental properties				0	0
Income from equity-accounted investments in Canadian residential developments				0	0
Other income				1,405	0
Income from investments in U.S. residential developments				0	0
Compensation expense				0	0
Performance fees expense				0	0
General and administration expense				0	0
Loss on debt modification and extinguishment				0	0
Transaction costs				0	0
Interest expense				0	0
Fair value gain on rental properties				0	0
Fair value (loss) gain on Canadian development properties				0	0
Fair value gain on derivative financial instruments and other liabilities				0	0
Amortization and depreciation expense				0	0
Realized and unrealized foreign exchange gain				0	0
Net change in fair value of limited partners’ interests in single-family rental business				0	0
Income tax expense				0	0
Net income from continuing operations				437,901	295,975
Segment net income from discontinued operations				0	0
Net income				437,901	295,975
Operating segments | Adjacent Businesses
Disclosure of operating segments [line items]
Revenue from private funds and advisory services				0	0
Revenue from single-family rental properties				0	0
Direct operating expenses				0	0
Net operating income from single-family rental properties				0	0
Income from equity-accounted investments in multi-family rental properties				1,550	2,255
Income from equity-accounted investments in Canadian residential developments				11,198	8,200
Other income				1,668	1,327
Income from investments in U.S. residential developments				16,897	31,726
Compensation expense				0	0
Performance fees expense				0	0
General and administration expense				0	0
Loss on debt modification and extinguishment				0	0
Transaction costs				0	0
Interest expense				0	0
Fair value gain on rental properties				0	0
Fair value (loss) gain on Canadian development properties				0	0
Fair value gain on derivative financial instruments and other liabilities				0	0
Amortization and depreciation expense				0	0
Realized and unrealized foreign exchange gain				0	0
Net change in fair value of limited partners’ interests in single-family rental business				0	0
Income tax expense				0	0
Net income from continuing operations				31,313	43,508
Segment net income from discontinued operations				35,106	(9,830)
Net income				66,419	33,678
Operating segments | Private Funds and Advisory
Disclosure of operating segments [line items]
Revenue from private funds and advisory services				160,088	50,693
Revenue from single-family rental properties				0	0
Direct operating expenses				0	0
Net operating income from single-family rental properties				0	0
Income from equity-accounted investments in multi-family rental properties				0	0
Income from equity-accounted investments in Canadian residential developments				0	0
Other income				0	0
Income from investments in U.S. residential developments				0	0
Compensation expense				0	0
Performance fees expense				0	0
General and administration expense				0	0
Loss on debt modification and extinguishment				0	0
Transaction costs				0	0
Interest expense				0	0
Fair value gain on rental properties				0	0
Fair value (loss) gain on Canadian development properties				0	0
Fair value gain on derivative financial instruments and other liabilities				0	0
Amortization and depreciation expense				0	0
Realized and unrealized foreign exchange gain				0	0
Net change in fair value of limited partners’ interests in single-family rental business				0	0
Income tax expense				0	0
Net income from continuing operations				160,088	50,693
Segment net income from discontinued operations				0	0
Net income				160,088	50,693
Corporate
Disclosure of operating segments [line items]
Revenue from private funds and advisory services				0	0
Revenue from single-family rental properties				0	0
Direct operating expenses				0	0
Net operating income from single-family rental properties				0	0
Income from equity-accounted investments in multi-family rental properties				0	0
Income from equity-accounted investments in Canadian residential developments				0	0
Other income				7,813	3,459
Income from investments in U.S. residential developments				0	0
Compensation expense				(99,256)	(89,951)
Performance fees expense				(35,854)	(42,272)
General and administration expense				(58,991)	(41,420)
Loss on debt modification and extinguishment				(6,816)	(3,497)
Transaction costs				(18,537)	(13,260)
Interest expense				(213,932)	(147,680)
Fair value gain on rental properties				858,987	990,575
Fair value (loss) gain on Canadian development properties				(440)	10,098
Fair value gain on derivative financial instruments and other liabilities				184,809	(220,177)
Amortization and depreciation expense				(15,608)	(12,129)
Realized and unrealized foreign exchange gain				498	(2,934)
Net change in fair value of limited partners’ interests in single-family rental business				(297,381)	(185,921)
Income tax expense				(155,220)	(175,710)
Net income from continuing operations				150,072	69,181
Segment net income from discontinued operations				0	0
Net income				150,072	69,181
Tricon US Multi-Family REIT LLC
Disclosure of operating segments [line items]
Net income					365,392
Tricon US Multi-Family REIT LLC | Discontinued operations
Disclosure of operating segments [line items]
Proportion of remaining ownership interest sold	20.00%
Net income				$ 192,970	$ 365,384

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.